Property, Plant and Equipment, Net (Tables)	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Leasehold buildings and leasehold improvement	8,288,008	8,475,458	6,570,122
Computers	70,635	77,466	60,051
Office equipment	49,695	51,040	39,566
Machinery	530,182	530,183	410,995
Furniture, fixtures & fittings	61,971	78,183	60,607
Motor vehicles	2,745,758	2,822,400	2,187,907
Subtotal	11,746,249	12,034,730	9,329,248
Less: Accumulated depreciation and amortization	(5,346,692)	(5,602,007)	(4,342,641)
Property, plant and equipment, net	6,399,557	6,432,723	4,986,607